INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset and liability
Accruals	$ 89,649	$ 95,356
Fixed Assets	(6,968)	(8,634)
Intangible Assets	7,005,648	1,094,758
State Taxes		19,961
Other	1,839,980	1,490,489
Charitable Contributions	4,410
Net Operating Loss	8,425,843	8,700,814
AMT Credit	53,634
Valuation Allowance	$ (17,412,196)
Net deferred tax asset		$ 11,392,744